Deferred revenues (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred revenue	R$ 253	R$ 448
Deferred revenue, current	156	383
Deferred revenue, non-current	97	65
Deferred Revenue In Relation To Sale Of Real Estate Property [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	25	30
Additional Or Extended Warranties [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue		11
Services Agreement [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	50	11
Revenue From Credit Card Companies [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	129	106
Gift Card [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	47	182
Others [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	R$ 2	R$ 108